Convertible bonds (Tables)	6 Months Ended
Jun. 30, 2025
Convertible Bonds
Schedule of Bonds payable

	December 31, 2024	June 30, 2025	June 30, 2025
	RMB	RMB	USD
	(Audited)	(Unaudited)	(Unaudited)
Investors	-	52,687,296	7,360,000